SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	6 Months Ended
Mar. 31, 2021
Accounting Policies [Abstract]
Summary of fair value of financial assets and liabilities accounted for at fair value on a recurring basis
The following table summarizes the fair value of the Group’s financial liabilities that are accounted for at fair value on a recurring basis, by level within the fair value hierarchy, for the six months ended March 31, 2020 and 2021:

			Fair Value Measurements at Reporting Date Using
Six Months Ended March 31,	Description	Fair Value as of March 31 RMB	Quoted Prices in Active Markets for Identical Assets (Level 1) RMB	Significant Other Observable Inputs (Level 2) RMB	Significant Unobservable Inputs (Level 3) RMB	Total Gain for the Six Months Ended March 31, RMB
2020	Contingent earn-out	—			—	97,417
2021	liabilities	—			—	—

Summary of assets measured at fair value on a non-recurring basis
The following table presents the Group’s assets measured at fair value on a non-recurring
basis for the six months ended March 31, 2020 and 2021:

			Fair Value Measurements at Reporting Date Using
Six Months Ended March 31,	Description	Fair Value as of March 31 RMB	Quoted Prices in Active Markets for Identical Assets (Level 1) RMB	Significant Other Observable Inputs (Level 2) RMB	Significant Unobservable Inputs (Level 3) RMB	Total Loss for the Six Months Ended March 31, RMB
2020	Property and equipment	246,139			246,139	250,048
2021		20,452			20,452	16,004
2021	Apartment rental agreements	75,074			75,074	26,580
2021	Trademarks	81,469			81,469	—